Total
Calvert VP S&P 500 Index Portfolio
Investment Objective
Calvert VP S&P 500® Index Portfolio (the “Fund”) seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Fees and Expenses of the Fund

This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”). If these fees and expenses were included, expenses shown would be higher. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.

This table describes the expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.38%
Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.28%
[1]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that its Total Annual Fund Operating Expenses exceed 0.28%. This expense reimbursement will continue through April 30, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees and expenses were included, expenses shown would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Calvert VP S&P 500 Index Portfolio | Calvert VP S&P 500 Index Portfolio | USD ($)	29	112	203	471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the total return of the securities composing the S&P 500® Index (the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index.

The Index is an unmanaged index comprising common stocks of 500 large capitalization U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. As of December 31, 2019, the market capitalization of the S&P 500 companies ranged from $4.6 billion to $1.3 trillion with a weighted average market capitalization of $291.3 billion. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. Changes to the Index are made quarterly or on an as-needed basis. There is no annual or semi-annual reconstitution and changes in response to corporate actions and market developments can be made at any time. The Fund mirrors the Index’s rebalancing process. The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices LLC, a division of S&P Global.

The Fund will invest primarily in common stocks of the companies that compose the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund intends to concentrate its investments only to the extent that the Index does. While not required, the Fund will generally sell securities that the Index provider removes from the Index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to the Index. Derivatives, such as options, futures, and options on such futures that provide exposure to the stocks in the Index may be held by the Fund incidental to its main investment strategy in order to manage cash balances, to maintain liquidity, to meet shareholder redemptions, or to minimize trading costs. The Fund may also lend its securities.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political, financial or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests. Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Fund shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan.  If such charges were reflected, the returns would be lower.  Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.  Past performance is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

For the ten years ended December 31, 2019, the highest quarterly total return was 13.60% for the quarter ended March 31, 2019 and the lowest quarterly return was -13.94% for the quarter ended September 30, 2011.

Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - Calvert VP S&P 500 Index Portfolio	One Year	Five Years	Ten Years
Calvert VP S&P 500 Index Portfolio	31.16%	11.32%	13.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.69%	13.55%

S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI;, Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Investors cannot invest directly in an Index.